Asset Retirement Obligation (Schedule Of Asset Retirement Obligation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Current Portion	$ 43	$ 66
Long-Term Portion	870	900
Asset Retirement Obligation, Total	$ 913	$ 966	$ 969